Contingencies	9 Months Ended
Aug. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies

From time to time, the Company may be exposed to claims and legal actions in the normal course of business. As at August 31, 2020, and continuing as at October 15, 2020, the Company is not aware of any pending or threatened material litigation claims against the Company, other than as described below.

In November 2016, the Company filed an NDA for its abuse-deterrent oxycodone hydrochloride extended release tablets (formerly referred to as RexistaTM) (“Oxycodone ER”) product candidate, relying on the 505(b)(2) regulatory pathway, which allowed the Company to reference data from Purdue Pharma L.P's (“Purdue”) file for its OxyContin® extended release oxycodone hydrochloride. The Oxycodone ER application was accepted by the FDA for further review in February 2017. The Company certified to the FDA that it believed that its Oxycodone ER product candidate would not infringe any of the OxyContin® patents listed in the  FDA’s Approved Drug Products with Therapeutic Equivalence Evaluations, commonly known as the “Orange Book”, or that such patents are invalid, and so notified Purdue and the other owners of the subject patents listed in the Orange Book of such certification.

On April 7, 2017, the Company received notice that Purdue Pharma L.P., Purdue Pharmaceuticals L.P., The P.F. Laboratories, Inc., or collectively the Purdue parties, Rhodes Technologies, and Grünenthal GmbH, or collectively the Purdue litigation plaintiffs, had commenced patent infringement proceedings against the Company in the U.S. District Court for the District of Delaware (docket number 17-392) in respect of its NDA filing for Oxycodone ER, alleging that its proposed Oxycodone ER infringes 6 out of the 16 patents associated with the branded product OxyContin®, or the OxyContin® patents, listed in the Orange Book. The complaint seeks injunctive relief as well as attorneys' fees and costs and such other and further relief as the Court may deem just and proper. An answer and counterclaim have been filed.

Subsequent to the above-noted filing of lawsuit, 4 further such patents were listed and published in the Orange Book. The Company then similarly certified to the FDA concerning such further patents. On March 16, 2018, the Company received notice that the Purdue litigation plaintiffs had commenced further such patent infringement proceedings against the Company adding the 4 further patents. This lawsuit is also in the District of Delaware federal court under docket number 18-404.

As a result of the commencement of the first of these legal proceedings, the FDA was stayed for 30 months from granting final approval to the Company’s Oxycodone ER product candidate. That time period commenced on February 24, 2017, when the Purdue litigation plaintiffs received notice of the Company’s certification concerning the patents, and was initially set to expire on August 24, 2019, unless the stay was earlier terminated by a final declaration of the courts that the patents are invalid, or are not infringed, or the matter is otherwise settled among the parties.

On or about June 26, 2018, the court issued an order to sever 6 “overlapping” patents from the second Purdue case, but ordered litigation to proceed on the 4 new (2017-issued) patents. An answer and counterclaim were filed on July 9, 2018. The existence and publication of additional patents in the Orange Book, and litigation arising therefrom, is an ordinary and to be expected occurrence in the course of such litigation.

On July 6, 2018, the court issued a claims construction on the first case. The Company believes that it has non-infringement and/or invalidity defenses to all of the asserted claims of the subject patents in both of the cases and will vigorously defend against these claims.

On July 24, 2018, the parties to the case mutually agreed to dismiss the infringement claims related to the Grünenthal ‘060 patent. The Grünenthal ‘060 patent is one of the six patents included in the original litigation case, however, the dismissal does not by itself result in a termination of the 30-month litigation stay. Infringement claims related to this patent have been dismissed without prejudice.

On October 4, 2018, the parties to the 17-392 docket case mutually agreed to postpone the scheduled court date pending a case status conference scheduled for December 17, 2018. At that time, further trial scheduling and other administrative matters were postponed pending the Company’s resubmission of the Oxycodone ER NDA. That filing was timely filed at the end of February 2019. The trial in the 17-392 case was scheduled for November 12, 2019. On January 17, 2019, the court issued a scheduling order in 18-404 that schedules the remaining major portions. The trial in the 18-404 case was scheduled for June 2020, which is also subject to extension via the bankruptcy.

The U.S. Federal Circuit Court of Appeal affirmed on April 4, 2019 the invalidity of one Purdue OxyContin® patent. The patent is: 9,060,976. The patent was nominally in the 17-392 and 18-404 cases. The invalidity ruling reduces yet another patent from the overall picture. However, it does not, by itself, eliminate the 30-month litigation stay in either docketed case.

On October 4, 2019, following the filing of a bankruptcy stay by Purdue Pharma, the ongoing litigation cases numbers 1:17-cv-00392-RGA and 1:18-cv-00404-RGA-SRF between Purdue Pharma L.P. et al and Intellipharmaceutics International have been stayed and the existing dates in both cases vacated by an order issued by the courts in the District of Delaware. No new dates were given for reinstatement; however, the parties were required to provide a further status report no later than March 13, 2020. During a status update March 13, 2020, the stay was ordered to be continued. The parties were required to submit a joint status report no less than two business days before June 3, 2020. On April 24, 2019, an order was issued, setting the trial date for case number 17-392 in the District of Delaware, and also extending the 30-month stay date for regulatory approval to March 2, 2020. With the current litigation stay order, the previous 30-month stay date of March 2, 2020 was unchanged, and has now expired.

On April 15, 2020, Purdue filed a new patent infringement suit against the Company. The suit was filed in the United States District Court for the District of Delaware, under docket number: 1:20-cv-00515. The new patent suit relates to additional Paragraph IV certifications lodged against Purdue’s patent numbers: 10,407,434 and 10,369,109. The new lawsuit has not yet been served on the Company. There is no formal court schedule on the new case yet.

On or about July 2, 2020 the parties in the cases, numbers 17-cv-392-RGA, 18-cv-404-RGA and 20-cv-515-RGA (the “Litigations”) between Purdue Pharma L.P. et al (“Purdue’) and Intellipharmaceutics entered into a stipulated dismissal of the Litigations. The stipulated dismissal, which was subject to approval by the bankruptcy court presiding over Purdue Pharma’s pending chapter 11 cases, provides for the termination of the patent infringement proceedings. The stipulated dismissal also provides that (i) for a thirty (30) day period following a final approval of the Company’s Aximris XRTM NDA the parties will attempt to resolve any potential asserted patent infringement claims relating to the NDA and (ii) if the parties fail to resolve all such claims during such period Purdue Pharma will have fifteen (15) days to pursue an infringement action against the Company. The terms of the stipulated dismissal agreement are confidential.

On July 28, 2020 the United States District Court for the District of Delaware signed the stipulations of dismissal into order thereby dismissing the claims in the three cases without prejudice. In consideration of the confidential stipulated dismissal agreement and for future saved litigation expenses, Purdue has paid an amount to the Company and will pay an additional amount at a future date subject to certain conditions.

In July 2017, three complaints were filed in the U.S. District Court for the Southern District of New York that were later consolidated under the caption Shanawaz v. Intellipharmaceutics Int’l Inc., et al., No. 1:17-cv-05761 (S.D.N.Y.).  The lead plaintiffs filed a consolidated amended complaint on January 29, 2018.  In the amended complaint, the lead plaintiffs assert claims on behalf of a putative class consisting of purchasers of the Company’s securities between May 21, 2015 and July 26, 2017. The amended complaint alleges that the defendants violated Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder by making allegedly false and misleading statements or failing to disclose certain information regarding the Company’s NDA for Oxycodone ER abuse-deterrent oxycodone hydrochloride extended release tablets.  The complaint seeks, among other remedies, unspecified damages, attorneys’ fees and other costs, equitable and/or injunctive relief, and such other relief as the court may find just and proper.

On March 30, 2018, the Company and the other defendants filed a motion to dismiss the amended complaint for failure to state a valid claim.  The defendants’ motion to dismiss was granted in part, and denied in part, in an Order dated December 17, 2018. In its Order, the court dismissed certain of the plaintiffs’ securities claims to the extent that the claims were based upon statements describing the Oxycodone ER product’s abuse-deterrent features and its bioequivalence to OxyContin. However, the court allowed the claims to proceed to the extent plaintiffs challenged certain public statements describing the contents of the Company’s Oxycodone ER NDA.  Defendants filed an answer to the amended complaint on January 7, 2019. On February 5, 2019, the court held an initial pretrial conference and entered a scheduling order governing discovery and class certification. In an order entered at the parties request on May 9, 2019, the Court stayed proceedings in the action to permit the parties time to conduct a mediation.  As a result of subsequent extensions, the stay was extended through October 10, 2019.  The parties participated in a mediation on August 1, 2019, during which the parties tentatively agreed to the terms of a settlement of the action subject to the satisfaction of certain financial conditions by the Company.  On October 10, 2019, the Company provided notice that it was not able to satisfy those conditions.

On November 7, 2019, the Company announced that the parties reached a settlement that is subject to the approval of the court following notice to class members. The stipulation of settlement provides for a settlement payment of US$1.6 million by the Company, which Intellipharmaceutics anticipates will be funded with the proceeds from available insurance coverage.

As part of the settlement, the Company also agreed to contribute to the settlement fund specific anticipated Canadian tax refunds of up to US$400,000 to the extent received within 18 months after the entry of final judgment. The stipulation of settlement acknowledges that the Company and the other defendants continue to deny that they committed any violation of the U.S. securities laws or engaged in any other wrongdoing and that they are entering into the settlement at this time based on the burden, expense, and inherent uncertainty of continuing the litigation.

Although the Company believes that the settlement represents a fair and reasonable compromise of the matters in dispute in the litigation, there can be no assurance that the court will approve the stipulation of settlement as proposed, or at all. If the stipulation of settlement is not approved or otherwise fails to become effective, then the parties will be returned to their respective positions in the litigation as of August 9, 2019. Given the lack of activity for the past several months, plaintiffs’ counsel filed on March 11, 2020, a letter on behalf of all parties jointly requesting a conference with the Court about the preliminary approval motion for the settlement. In an order entered on July 30, 2020, the Court preliminarily approved the proposed settlement and scheduled a hearing to consider final approval of the settlement for December 4, 2020.

On February 21, 2019, the Company and its CEO, Dr. Isa Odidi (“Defendants”), were served with a Statement of Claim filed in the Superior Court of Justice of Ontario (“Court”) for a proposed class action under the Ontario Class Proceedings Act (“Action”). The Action was brought by Victor Romita, the proposed representative plaintiff (“Plaintiff”), on behalf of a class of Canadian persons (“Class”) who traded shares of the Company during the period from February 29, 2016 to July 26, 2017 (“Period”). The Statement of Claim, under the caption Victor Romita v. Intellipharmaceutics International Inc. and Isa Odidi, asserts that the Defendants knowingly or negligently made certain public statements during the Period that contained or omitted material facts concerning Oxycodone ER abuse-deterrent oxycodone hydrochloride extended release tablets. The Plaintiff alleges that he and the Class suffered loss and damages as a result of their trading in the Company’s shares during the Period. The Plaintiff seeks, among other remedies, unspecified damages, legal fees and court and other costs as the Court may permit.

On February 26, 2019, the Plaintiff delivered a Notice of Motion seeking the required approval from the Court, in accordance with procedure under the Ontario Securities Act, to allow the statutory claims under the Ontario Securities Act to proceed with respect to the claims based upon the acquisition or disposition of the Company’s shares on the TSX during the Period (“Motion”). On June 28, 2019, the Court endorsed a timetable for the exchange of material leading to the hearing of the Motion scheduled for January 27-28, 2020. No date has been set for the hearing of the certification application. On October 28, 2019, plaintiff’s counsel advised the court that the Plaintiff intended to amend his claim and could not proceed with the Leave Motion scheduled for January 27-28, 2020. As such the Court released those dates.

On January 28, 2020, the plaintiff served a Notice of Motion for leave to amend the Statement of Claim. On April 2, 2020, the plaintiff delivered an Amended Motion Record and Amended Notice of Motion seeking an order for leave to issue a fresh as Amended Statement of Claim including the addition of Christopher Pearce as a Plaintiff (“Amendment Motion”). On May 1, 2020, Mr. Justice Morgan granted the plaintiff’s Amendment Motion. The Company and Dr. Odidi intend to vigorously defend the action and have filed a Notice of Intent to Defend. A tentative settlement has been reached in this proceeding. The parties are in the process of seeking dates for a hearing to seek Court approval of the settlement.

On October 7, 2019, a complaint was filed in the U.S. District Court for the Southern District of New York by Alpha Capital Anstalt (“Alpha”) against the Company, two of its existing officers and directors and its former Chief Financial Officer.   In the complaint, Alpha alleges that the Company and the executive officers/directors named in the complaint violated Sections 11, 12(a)(2) and 15 of the Securities Act of 1933, as amended, by allegedly making false and misleading statements in the Company’s Registration Statement on Form F-1 filed with the U.S. Securities and Exchange Commission on September 20, 2018, as amended (the “Registration Statement”) by failing to disclose certain information regarding the resignation of the Company’s then Chief Financial Officer, which was announced several weeks after the Registration Statement was declared effective.  In the complaint Alpha seeks unspecified damages, rescission of its purchase of the Company’s securities in the relevant offering, attorneys’ fees and other costs and further relief as the court may find just and proper. On December 12, 2019, the Company and the other defendants in the action filed a motion to dismiss for failure to state a claim. The Plaintiff filed an opposition to that motion on February 4, 2020 and a reply brief in further support of the motion to dismiss the action was filed March 6, 2020. In addition, the Court scheduled a mandatory settlement conference with the Magistrate Judge for April 23, 2020 which the Company and counsel attended. On June 18, 2020, the court largely denied the Company’s motion to dismiss the action. As a result, discovery is ongoing and is currently scheduled to be completed by February 1, 2021. The Company intends to continue to vigorously defend the claims asserted in the complaint. However, there can be no assurance that the case can be resolved in the Company's favor.

On May 28, 2020, the Company became aware that a statement of claim was filed in the Ontario Superior Court of Justice (CV-20-00641581-0000) against the Company and its directors by Greg Powell, a former employee and former CFO of the Company. The claims sought damages for unpaid wages, wrongful dismissal, manner of dismissal plus other compensation claims and special damages. On August 6, 2020, the parties have consented to an order dismissing this case.

On August 5, 2020 a former employee filed a claim against the Company for wrongful dismissal of employment plus loss of benefits, unpaid vacation pay, interest and costs. The Company has filed a statement of defense and intends to vigorously defend the claims asserted in the complaint.

On or about April 28, 2020, the Company received demand letters from their landlord for amounts owing. Amounts in question are fully accrued for and included in accounts payable, accrued liabilities and employee costs payable in the condensed unaudited interim balance sheets. The Company is in negotiations and management believes that amounts accrued are sufficient to cover the liabilities. In addition, the Company vacated 22 Worcester Road as of June 30, 2020 and has no further obligation in respect of the rental payments on that building from and after July 1, 2020, and currently has no further liability for charges on that building. The Company has entered into an agreement with the landlord pursuant to which it has paid the rent arrears.